Short-term bank deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-Term Investments [Abstract]
Short-term bank deposits	$ 6,000	$ 0
Annual interest rate	4.60%	0.00%